Notes to the Consolidated Statements of Financial Position - Summary Of changes or movements regarding ordinary shares (Detail) - EUR (€) € in Millions	Sep. 30, 2021	Oct. 01, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Disclosure of classes of share capital [line items]
Equity	€ 373.4		€ 347.1	€ 370.3	€ 222.2
Issued capital [member]
Disclosure of classes of share capital [line items]
Equity	17.6	€ 17.6	€ 17.6	€ 17.6	€ 12.5
Share premium [member]
Disclosure of classes of share capital [line items]
Equity	0.0	0.0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity	€ 17.6	€ 17.6